Schedule of Accrued Expenses and Other Current Liabilities (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Payables and Accruals [Abstract]
Accruals for operating expenses	$ 690,282	$ 932,814	$ 948,421
Retention payable	514,219	694,890	268,030
Other payables	87,671	118,473	33,461
Total	$ 1,292,172	$ 1,746,177	$ 1,249,912